Property and Equipment (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 5,903	$ 6,764	$ 5,035
Less: accumulated depreciation	(2,628)	(1,689)	(450)
Property and equipment, net		5,075	4,585
Warehouse equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment		291	290
Financed warehouse equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment		515	256
Office furniture and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment		324	226
Transportation equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	1,566	1,466	1,417
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 2,157	3,131	1,814
Showroom inventory [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment		$ 1,037	$ 1,032